Shareholder Report, Line Graph (Details) 193595_Pacer Solactive Whitney Future of Warfare ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 17, 2024	Oct. 31, 2025
Pacer Solactive Whitney Future of Warfare ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Pacer Solactive Whitney Future of Warfare ETF NAV
Accumulated Value	$ 10,000	$ 12,786
Solactive Whitney Future of Warfare Index NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive Whitney Future of Warfare Index
Accumulated Value	10,000	$ 12,836
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	$ 10,000	$ 11,655